Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 11 – RELATED PARTY TRANSACTIONS

The related parties had transactions for the years ended December 31, 2019, 2018 and 2017 consist of the following:

Name of Related Party	Nature of Relationship
Beijing Taiying Anrui Holding Co., Ltd. ("Beijing Taiying")	Sole Shareholder

Shandong Luk Information Technology Co., Ltd. ("Shandong Luk")	Controlled by the brother of Gary Wang, the Chief Executive Officer of the Company

Chongqing Shenggu Human Resources Co., Ltd. ("CSHR")	Controlled by Beijing Taiying

Chongqing Taiying Shiye Development Co., Ltd. ("Shiye")	David Wang, the Chief Financial Officer of the Company, being a 5% shareholder

Shenzhen Shenggu Human Resources Management Co., Ltd. ("SSHR")	Controlled by Beijing Taiying and David Wang being a 15% shareholder

Beijing Jiate Information Technology Co., Ltd. ("Jiate")	Noncontrolling shareholder of HTCC

Jiangsu Sound Valley Human Resource Management Co., Ltd. ("JSVH")	Controlled by Gary Wang

Jinan Shenggu Human Resources Management Co., Ltd. ("JSHR")	Controlled by Gary Wang

Beijing Shenggu Education Investment Co., Ltd. ("BSEI")	Controlled by Gary Wang

Shenzhen Shenggu Human Resources Management Co., Ltd. ("SSHR")	Controlled by Gary Wang

Tai'an Taiying Wealth and Equity Investment and Management Co., Ltd. ("TWIC")	David Wang being the legal person of TWIC

Significant balances and transactions with related parties are as follows:

	December 31,
Name of Related Party	2019	2018	Nature of Transaction Associated with the Balance
PREPAYMENT - RELATED PARTY
Beijing Taiying	$90,429	$91,618	Prepayment of services
Prepayment - related party, total	$90,429	$91,618

DUE FROM RELATED PARTY, CURRENT
CSHR	$-	$199,994	Non-secured and interest free short-term loan
Due from related party, current, total	$-	$199,994

DUE FROM RELATED PARTY, NON-CURRENT
JSVH	$215,307	$-	A loan bearing annual interest rate of 4.35%
Due from related party, non-current, total	$215,307	$-

ACCOUNTS PAYABLE - RELATED PARTIES
JSVH	$60,664	$73,020	Outstanding unpaid human resource service fee
JSHR	-	33,753	Outstanding unpaid human resource service fee
SSHR	88,994	-	Outstanding unpaid human resource service fee
Jiate	-	55,339	Outstanding unpaid customer referral commission
Accounts payable - related parties, total	$149,658	$162,112

EQUITY INVESTMENT
TWIC	$1,435	$1,454	Equity investment (See Note 4)
Equity investment, total	$1,435	$1,454

Related party lease

BSEI leased certain office space at Zaozhuang Software and Service Industrial Park with a total area of 18,000 square meters, of which 6,500 square meters were subleased to ZSEC at a price of RMB0.5 per square meter per day, from July 1, 2018 to January 1, 2021. Lease expense incurred associated with the BSEI lease for the years ended December 31, 2019 and 2018 was approximately $164,000 and $88,000, respectively. The Company does not have any outstanding balance owed to BSEI as of December 31, 2019 and 2018.

Notes receivable from related party, net

The Company had certain notes receivable from Shiye in relation to a loan made in 2013. During the year ended December 31, 2018, the Company reserved an allowance for all the outstanding balance from Shiye as the Company does not expect to collect from Shiye within a reasonable period of time.